Earnings per share (Narrative) (Details) - GBP (£) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares	288	184	367
Weighted average share price	£ 2.08	£ 1.74
Number of share options granted in share-based payment arrangement, shares	534	584
Weighted average number of ordinary shares outstanding	16,996	16,860	16,687
Strike price	£ 1.41	£ 1.88
Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding	136	173
Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 1.2
Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 2.28
Antidilutive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding	10	93